Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-based Compensation
Summary of consolidated stock-based compensation expense, by type of awards

	For the Years Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
Employee stock options	$1,517	$6,350	$332
Restricted stock grants	412	31,843	24

Total stock-based compensation expense	$1,929	$38,193	$356

Summary of consolidated stock-based compensation by line items

	For the Years Ended
	December 31, 2016	December 31, 2015	December 31, 2014
General and administrative	$1,776	$37,810	$326
Sales, marketing and customer service	153	383	30
Total stock-based compensation expense	1,929	38,193	356

Total stock-based compensation expense after income taxes	$1,929	$38,193	$356

Summary of assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants

	For the Years Ended
	December 31, 2016	December 31, 2015	December 31, 2014
Expected term	4	4	4
Risk-free interest rate	1.15% - 2.26%	1.49% - 1.72%	1.39% - 1.85%
Expected volatility	166% - 178%	139% -141%	141% - 144%
Expected dividend yield	0%	0%	0%

Summary of stock option activities

	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of January 1, 2014	7,114,250	0.20
Granted	24,345,000	0.88
Exercised	(895,000)	0.22
Forfeited	(5,135,250)	0.25

Outstanding as of December 31, 2014	25,429,000	0.84	5.65	$30,302
Granted	46,521,000	1.81
Exercised	(78,750)	0.37
Forfeited	(8,322,500)	1.64

Outstanding as of December 31, 2015	63,548,750	1.45	7.85	87,401

Granted	26,849,000	0.47
Exercised	(100,000)	0.49
Forfeited	(35,221,750)	1.69

Outstanding as of December 31, 2016	55,076,000	0.82	7.40	60,032

Vested and exercisable as of December 31, 2016	12,240,250	0.89	4.99	12,612
Expected to vest as of December 31, 2016	23,400,555	0.32	8.77	32,169

Summary of exercise price and remaining life information about options exercisable

Range of exercise price	Shares Exercisable	Weighted average remaining contractual life	Weighted average exercise price	Aggregate Intrinsic ($000)

$ 1.19 - $2.17	4,573,500	7.89	1.83	362
$ 0.44 - $1.18	2,507,500	1.72	0.55	3,634
$ 0.05 - $0.43	5,159,250	4.01	0.24	8,616

	12,240,250			12,612

Summary of changes in non-vested stock awards

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested as of January 1, 2014	5,678,750	$0.13	—	$—
Granted	24,345,000	0.88	525,000	0.75
Vested	(1,708,500)	0.24	(500,000)	0.75
Forfeited	(4,378,250)	0.24	—	—

Non-vested as of December 31, 2014	23,937,000	$0.84	25,000	$0.75
Granted	46,521,000	1.81	20,468,400	1.66
Vested	(6,169,750)	0.78	(19,127,250)	1.65
Forfeited	(8,322,500)	1.64	(488,400)	1.75

Non-vested as of December 31, 2015	55,965,750	1.28	877,750	1.78

Granted	26,849,000	0.47	—	—
Vested	(4,557,250)	1.10	(277,750)	1.78
Forfeited	(35,221,750)	1.69	(125,000)	1.77

Non-vested as of December 31, 2016	43,035,750	0.46	475,000	1.78

Summary of restricted stock awards

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at January 1, 2014	1,325,868	$0.63
Granted	525,000	0.75
Forfeited	—	—

Restricted stock units at December 31, 2014	1,850,868	0.66
Granted	20,468,400	1.59
Forfeited	(488,400)	1.75

Restricted stock units at December 31, 2015	21,830,868	1.51

Granted	—	—
Forfeited	(125,000)	1.77

Restricted stock units at December 31, 2016	21,705,868	1.51